Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue by Major Revenue Stream - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Category of Revenue:
Total	$ 3,526,598	$ 7,205,568
Tutorial service revenue [Member]
Category of Revenue:
Total	3,017,545	6,383,764
Logistic, consulting services and others [Member]
Category of Revenue:
Total	509,053	821,804
Services transferred over time [Member]
Category of Revenue:
Total	3,317,594	6,910,842
Goods transferred at a point in time [Member]
Category of Revenue:
Total	$ 209,004	$ 294,726